Fair value measurement and financial instruments - Financial Liabilities Measured at Fair Value (Details) - Level 3 - Fair Value, Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,140	$ 822
Additions for new instruments issued	45,156	292
Ending balance	33,610	1,140
Preferred Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (decrease) in fair value	2,148	26
Convertible Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (decrease) in fair value	$ (14,834)	$ 0